CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 15,618	$ 12,448
Bank deposits	13,500	12,500
Marketable securities	17,863	8,678
Receivables from collaborative and licensing arrangements	2,205	7,858
Prepaid expenses and other current assets	2,405	1,571
TOTAL CURRENT ASSETS	51,591	43,055
NON-CURRENT ASSETS:
Restricted long-term deposits and cash	1,293	1,288
Property and equipment, net	569	660
Operating lease right-of-use assets	709	876
Other long-term receivables	229	0
Funds in respect of employee rights upon retirement	712	749
TOTAL NON-CURRENT ASSETS	3,512	3,573
TOTAL ASSETS	55,103	46,628
CURRENT LIABILITIES:
Accounts payable	461	251
Other accounts payable	4,773	2,360
Current maturities of operating leases	433	718
TOTAL CURRENT LIABILITIES	5,667	3,329
LONG-TERM LIABILITIES
Operating leases liabilities	136	54
Liability for employee rights upon retirement	1,004	1,032
TOTAL LONG-TERM LIABILITIES	1,140	1,086
TOTAL LIABILITIES	6,807	4,415
SHAREHOLDERS' EQUITY:
Ordinary Shares, NIS 0.1 par value – authorized: 50,000,000 as of December 31, 2022 and June 30, 2023; issued and outstanding: 23,129,469 and 27,805,954 as of December 31, 2022 and June 30, 2023, respectively.	771	638
Additional paid-in capital	257,281	234,640
Accumulated deficit	(209,756)	(193,065)
TOTAL SHAREHOLDERS' EQUITY	48,296	42,213
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 55,103	$ 46,628